Intangible Assets, Net (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance, opening	$ 99
Balance, ending	33	$ 99
Cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	1,538	1,538
Additions	0	0
Balance, ending	1,538	1,538
Accumulated Amortization [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	(1,439)	(1,373)
Additions	66	66
Balance, ending	(1,505)	(1,439)
Amortized cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	99
Balance, ending	$ 33	$ 99